ACCOUNTS PAYABLE AND ACCRUED EXPENSES RELATED PARTIES	9 Months Ended
Sep. 30, 2023
Notable Labs Inc [Member]
Restructuring Cost and Reserve [Line Items]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES RELATED PARTIES

NOTE 6 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES RELATED PARTIES

As of September 30, 2023 and December 31, 2022, the Company owed related parties the following (in thousands):

	September 30, 2023			December 31, 2022
	Accounts	Accrued		Accounts	Accrued
	Payable	Expenses	Total	Payable	Expenses	Total
Chairman of Board of Directors	$213	$-	$213	$-	$60	$60

For consulting services with the Chairman of the Board, the Company recorded general and administrative expenses of $91,250 and $273,750 for the three and nine months ended September 30, 2023. During the three and nine months ended September 30, 2022, the Company recorded general and administrative expenses of $60,834 and $248,601.